Total
Class S | Mid Cap Growth Portfolio
GOAL
The Fund seeks growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class S Mid Cap Growth Portfolio Class S USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Class S Mid Cap Growth Portfolio Class S
Management fees	0.83%
Distribution and/or shareholder service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual operating expenses	1.14%
Fee waiver and/or expense reimbursement	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.10%	[1]
[1]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, transaction costs, brokerage commissions, dividend and interest expenses relating to short sales, acquired fund fees and expenses and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.10% of average net assets. This undertaking lasts until 12/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.10% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Expense Example	1 Year	3 Years	5 Years	10 Years
Class S | Mid Cap Growth Portfolio | Class S | USD ($)	112	350	615	1,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.
The Portfolio Managers employ a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, they look for what they believe to be fast-growing companies with above-average sales and competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company’s products; earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other mid-cap companies.
The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in foreign countries, as well as currency exchange rates.
Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, or by adverse publicity and investor perceptions.
Recent Market Conditions. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. The rise in protectionist trade policies, changes to some major international trade agreements and the potential for changes to others, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Markets have been sensitive to the outlook for resolving the U.S.-China “trade war,” a trend that may continue in the future. Russia’s assertion of its influence in its surrounding region, including potential actions in Ukraine, increases the likelihood of additional sanctions by the U.S. and other countries, which may cause volatility in the markets.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments and central banks have moved to limit the potential negative economic effects of the COVID-19 pandemic with interventions that are unprecedented in size and scope and may continue to do so, but the ultimate impact of these efforts is uncertain. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Interest rates have been unusually low in recent years in the U.S. and abroad. It is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes, perhaps in response to indications of increasing inflation. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.
The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model, and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior.
Over the past several years, the U.S. has moved away from tighter industry regulation, a trend that appears to be changing. Increased regulation may impose added costs on the Fund and its service providers for monitoring and compliance, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.
Climate Change. There is widespread concern about the potential effects of global climate change on property and security values. A rise in sea levels, a change in weather patterns, including an increase in powerful storms and large wildfires, and/or a climate-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may not ever recover their value. The U.S. administration appears concerned about the climate change problem and is focusing regulatory and public works projects around those concerns. Regulatory changes tied to concerns about climate change could adversely affect the value of certain land and the viability of certain industries.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.
A summary of the Fund’s additional principal investment risks is as follows:
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other mutual funds to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of one or more broad-based market indices. The indices, which are described in “Descriptions of Indices” in the prospectus, have characteristics relevant to the Fund's investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter: Q2 '20, 29.83% Worst quarter: Q4 '18, -18.37%
average annual total % returns as of 12/31/21
Mid Cap Growth Portfolio
Average Annual Returns - Class S - Mid Cap Growth Portfolio	1 Year	5 Years	10 Years
Class S	12.72%	19.42%	15.06%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	12.73%	19.83%	16.63%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	22.58%	15.10%	14.91%